Expected credit loss measurement - Coverage ratios (Detail 1) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets And Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts In Core Loan Portfolio	$ 513,169	$ 507,435	$ 504,016
ECL coverage	0.21%	0.21%	0.21%
Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 729,859	$ 698,652	$ 732,618
Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	727,642	696,411	730,379
Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	397,596	395,429	390,027
Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	163,560	159,409	156,930
Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	50,054	48,672	46,470
Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	13,444	12,943	12,226
Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	12,482	13,610	13,903
Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	124,511	128,960	132,287
Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,939	1,831	1,834
Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,193	3,053	3,272
Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	52,180	49,289	53,389
Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 2,588	$ 2,571	$ 2,611
Stages 1 and 2
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.10%	0.10%	0.10%
Twelve-month expected credit losses | Stages 1 and 2
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets And Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts In Core Loan Portfolio	$ 488,189	$ 483,009	$ 479,140
ECL coverage	0.06%	0.06%	0.05%
Twelve-month expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 710,191	$ 679,887	$ 714,889
Twelve-month expected credit losses | Stages 1 and 2 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	707,974	677,646	712,651
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	378,647	377,266	372,903
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	153,443	149,701	147,651
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	45,959	45,159	43,112
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	11,792	11,216	10,733
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	10,776	11,781	12,211
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	124,469	128,903	132,196
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,502	1,418	1,420
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,179	3,022	3,261
Twelve-month expected credit losses | Stages 1 and 2 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	51,650	48,771	52,829
Twelve-month expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,287	2,323	2,357
Lifetime expected credit losses | Stages 1 and 2
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets And Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts In Core Loan Portfolio	$ 22,296	$ 21,920	$ 22,418
ECL coverage	1.03%	1.16%	1.12%
Lifetime expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 17,770	$ 17,028	$ 16,044
Lifetime expected credit losses | Stages 1 and 2 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	17,770	17,028	16,044
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	17,204	16,573	15,587
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	9,358	8,999	8,579
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,088	3,504	3,349
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,292	1,408	1,189
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,293	1,437	1,342
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	403	381	382
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	20	0
Lifetime expected credit losses | Stages 1 and 2 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	377	372	413
Lifetime expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	174	121	128
Lifetime expected credit losses | Stage 3
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets And Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts In Core Loan Portfolio	$ 2,684	$ 2,506	$ 2,458
ECL coverage	21.25%	22.02%	22.42%
Lifetime expected credit losses | Stage 3 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 1,898	$ 1,737	$ 1,685
Lifetime expected credit losses | Stage 3 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,898	1,737	1,685
Lifetime expected credit losses | Stage 3 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,746	1,591	1,538
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	758	709	699
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	7	8	9
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	359	320	303
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	413	392	351
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	42	57	91
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	34	32	31
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	15	10	11
Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	153	146	147
Lifetime expected credit losses | Stage 3 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	126	127	126
Gross carrying amount | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	163,714	159,580	157,091
Gross carrying amount | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	50,098	48,714	46,511
Gross carrying amount | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	13,622	13,082	12,356
Gross carrying amount | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	12,737	13,853	14,154
Gross carrying amount | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	124,537	128,985	132,313
Gross carrying amount | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,978	1,868	1,869
Gross carrying amount | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,304	3,149	3,367
Gross carrying amount | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	29,466	27,002	23,149
Gross carrying amount | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,643	2,626	2,670
Gross carrying amount | Total
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	401,098	398,859	393,480
Gross carrying amount | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	213,812	208,294	203,602
Gross carrying amount | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	26,360	26,936	26,510
Gross carrying amount | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	160,927	163,630	163,368
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	153,488	149,744	147,678
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	45,980	45,177	43,129
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	11,829	11,236	10,757
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	10,808	11,811	12,237
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	124,478	128,912	132,205
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,510	1,426	1,427
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,185	3,028	3,266
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	28,550	26,085	22,333
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,293	2,329	2,364
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Total
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	381,122	379,746	375,396
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	199,468	194,921	190,807
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	22,637	23,047	22,994
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	159,017	161,778	161,595
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	9,445	9,102	8,686
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,111	3,529	3,372
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,320	1,424	1,204
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,313	1,461	1,364
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	413	391	393
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	20	0
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	773	825	748
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	177	123	130
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Total
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	17,553	16,876	15,896
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	13,556	12,631	12,059
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,634	2,886	2,567
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,363	1,360	1,270
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	781	734	727
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	7	8	9
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	472	422	395
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	616	581	553
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	59	74	108
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	55	52	50
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	118	101	101
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	142	92	68
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	173	174	176
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Total
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,423	2,237	2,188
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	788	742	736
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,089	1,003	949
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	547	492	503
Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(961)	(908)	(890)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(961)	(908)	(890)
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(859)	(804)	(783)
Allowance for expected credit loss | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (154)	$ (171)	$ (161)
ECL coverage	0.09%	0.11%	0.10%
Allowance for expected credit loss | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (44)	$ (42)	$ (41)
ECL coverage	0.09%	0.09%	0.09%
Allowance for expected credit loss | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (179)	$ (139)	$ (130)
ECL coverage	1.31%	1.06%	1.05%
Allowance for expected credit loss | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (256)	$ (243)	$ (251)
ECL coverage	2.01%	1.75%	1.77%
Allowance for expected credit loss | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (26)	$ (26)	$ (26)
ECL coverage	0.02%	0.02%	0.02%
Allowance for expected credit loss | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (39)	$ (37)	$ (36)
ECL coverage	1.99%	2.01%	1.90%
Allowance for expected credit loss | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (110)	$ (96)	$ (96)
ECL coverage	4.79%	3.05%	2.85%
Allowance for expected credit loss | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.17%	0.18%	0.18%
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (84)	$ (84)	$ (86)
Allowance for expected credit loss | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (55)	$ (54)	$ (59)
ECL coverage	2.08%	2.06%	2.21%
Allowance for expected credit loss | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.23%	0.22%	0.21%
Allowance for expected credit loss | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.09%	0.10%	0.10%
Allowance for expected credit loss | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.65%	1.42%	1.44%
Allowance for expected credit loss | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.18%	0.16%	0.16%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.08%	0.09%	0.09%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.09%	0.09%	0.09%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.50%	0.29%	0.32%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.43%	0.41%	0.36%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.01%	0.01%	0.01%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.97%	0.99%	0.91%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.30%	0.17%	0.18%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.10%	0.08%	0.07%
Allowance for expected credit loss | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.33%	0.32%	0.33%
Allowance for expected credit loss | Stages 1 and 2 | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.09%	0.09%	0.08%
Allowance for expected credit loss | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.08%	0.09%	0.09%
Allowance for expected credit loss | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.47%	0.35%	0.34%
Allowance for expected credit loss | Stages 1 and 2 | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.04%	0.04%	0.03%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (205)	$ (176)	$ (154)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(205)	(176)	(154)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(182)	(152)	(129)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (44)	$ (43)	$ (27)
ECL coverage	0.03%	0.03%	0.02%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (21)	$ (18)	$ (17)
ECL coverage	0.05%	0.04%	0.04%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (37)	$ (20)	$ (24)
ECL coverage	0.31%	0.18%	0.22%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (32)	$ (29)	$ (26)
ECL coverage	0.29%	0.25%	0.22%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (9)	$ (9)	$ (9)
ECL coverage	0.01%	0.01%	0.01%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (8)	$ (8)	$ (7)
ECL coverage	0.53%	0.56%	0.46%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (7)	$ (5)	$ (6)
ECL coverage	0.30%	0.18%	0.18%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.09%	0.07%	0.06%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (16)	$ (17)	$ (17)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (6)	$ (6)	$ (7)
ECL coverage	0.24%	0.26%	0.28%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.05%	0.04%	0.04%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.03%	0.03%	0.02%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.30%	0.22%	0.22%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.03%	0.03%	0.03%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (190)	$ (198)	$ (199)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(190)	(198)	(199)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(173)	(180)	(180)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (87)	$ (103)	$ (107)
ECL coverage	0.92%	1.13%	1.23%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (23)	$ (24)	$ (23)
ECL coverage	0.55%	0.69%	0.70%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (29)	$ (16)	$ (14)
ECL coverage	2.17%	1.15%	1.20%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (21)	$ (25)	$ (22)
ECL coverage	1.57%	1.68%	1.61%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (11)	$ (10)	$ (10)
ECL coverage	2.55%	2.55%	2.56%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 0	$ 0	$ 0
ECL coverage	3.51%	0.11%	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.47%	0.24%	0.38%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (7)	$ (6)	$ (6)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (2)	$ (2)	$ (2)
ECL coverage	1.40%	1.45%	1.24%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.00%	1.08%	1.14%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.80%	1.01%	1.08%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.87%	1.42%	1.42%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.22%	1.01%	1.14%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (566)	$ (534)	$ (537)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(566)	(534)	(537)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(504)	(472)	(474)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (23)	$ (25)	$ (28)
ECL coverage	2.98%	3.44%	3.81%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 0	$ 0	$ 0
ECL coverage	0.26%	0.22%	2.32%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (113)	$ (102)	$ (92)
ECL coverage	23.91%	24.24%	23.25%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (203)	$ (189)	$ (203)
ECL coverage	32.98%	32.53%	36.64%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (17)	$ (17)	$ (17)
ECL coverage	28.73%	22.86%	15.80%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (21)	$ (20)	$ (19)
ECL coverage	38.21%	37.93%	37.79%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (104)	$ (91)	$ (90)
ECL coverage	87.70%	90.01%	89.01%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	16.42%	31.17%	37.69%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (62)	$ (61)	$ (63)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (47)	$ (46)	$ (51)
ECL coverage	27.07%	26.59%	28.70%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	22.75%	23.19%	23.98%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	2.96%	3.41%	3.79%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	29.04%	29.04%	31.06%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	38.72%	41.09%	40.16%